ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital CNY (¥)	Capital reserves CNY (¥)	PRC statutory reserves CNY (¥)	Retained earnings CNY (¥)	Non controlling interest CNY (¥)
Beginning Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2013	¥ 82,933		¥ 11,250	¥ 8,542	¥ 20,931	¥ 41,927	¥ 283
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	4,710					4,710
Net loss and total comprehensive loss | $		$ (131)
Dividend paid | ZHEJIANG JIAHUAN	(2,250)					(2,250)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2014	85,393		11,250	8,542	20,931	44,387	283
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	4,936					4,936
Net loss and total comprehensive loss | $		(593)
Disposal of Non-controlling interest | ZHEJIANG JIAHUAN	(283)						(283)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2015	90,046		11,250	8,542	20,931	49,323	0
Issued share | ZHEJIANG JIAHUAN	0		27,777	(9,941)	(17,836)
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	10,462					10,462
Net loss and total comprehensive loss | $		$ 289
Dividend paid | ZHEJIANG JIAHUAN	0		40,973			(40,973)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2016	¥ 100,508		¥ 80,000	¥ (1,399)	¥ 3,095	¥ 18,812	¥ 0